Loans, financing, debentures and hedge derivative financial instruments - Summary of Compostion of loans (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary of loans debentures and finance leases [line items]
Foreign currency - denominated loans	R$ 9,188,527	R$ 6,902,121
Brazilian Real - denominated loans	8,070,530	7,460,616
Total foreign currency and Brazilian Reais	17,259,057	14,362,737
Currency and interest rate hedging instruments	117,159	29,985
Total	17,376,216	14,392,722
Current	3,255,944	1,117,441
Non-current	R$ 14,120,272	R$ 13,275,281
Loan 1 [member]
Summary of loans debentures and finance leases [line items]
Description	Notes in the foreign market	Notes in the foreign market
Foreign currency - denominated loans	R$ 7,267,687	R$ 4,213,662
Index/Currency	US$	US$
Weighted average financial charges	5.3	5.3
Maturity	2026 to 2029	2026 to 2029
Loan 2 [member]
Summary of loans debentures and finance leases [line items]
Description	Foreign loan	Foreign loan
Foreign currency - denominated loans	R$ 1,047,644	R$ 1,057,407
Index/Currency	US$	US$
Weighted average financial charges	3.9	3.9
Maturity	2021 to 2023	2021 to 2023
Loan 3 [member]
Summary of loans debentures and finance leases [line items]
Description	Financial institutions	Financial institutions
Foreign currency - denominated loans	R$ 312,200	R$ 604,741
Index/Currency	US$ + LIBOR	US$ LIBOR
Weighted average financial charges	1.4	1.4
Maturity	2021	2021
Loan 4 [member]
Summary of loans debentures and finance leases [line items]
Description	Foreign loan	Foreign loan
Foreign currency - denominated loans	R$ 261,284	R$ 608,685
Index/Currency	US$ + LIBOR	US$ + LIBOR
Weighted average financial charges	1.0	1.0
Maturity	2022	2022
Loan 5 [member]
Summary of loans debentures and finance leases [line items]
Description	Financial institutions	Financial institutions
Foreign currency - denominated loans	R$ 154,783	R$ 132,417
Index/Currency	US$	US$
Weighted average financial charges	2.5	2.5
Maturity	2020 to 2022	2020 to 2022
Loan 6 [member]
Summary of loans debentures and finance leases [line items]
Description	Advances on foreign exchange contracts	Advances on foreign exchange contracts
Foreign currency - denominated loans	R$ 105,579	R$ 0
Index/Currency	US$	US$
Weighted average financial charges	3.7	3.7
Maturity	2021	2021
Loan 7 [member]
Summary of loans debentures and finance leases [line items]
Description	Financial institutions	Financial institutions
Foreign currency - denominated loans	R$ 39,350	R$ 41,164
Index/Currency	MX$	MX$
Weighted average financial charges	8.4	8.4
Maturity	2021	2021
Loan 8 [member]
Summary of loans debentures and finance leases [line items]
Description	Foreign loan	Foreign loan
Foreign currency - denominated loans	R$ 0	R$ 243,837
Index/Currency	US$ + LIBOR	US$ LIBOR
Weighted average financial charges	0	0
Maturity	2020	2020
Loan 9 [member]
Summary of loans debentures and finance leases [line items]
Description	BNDES	BNDES
Foreign currency - denominated loans	R$ 0	R$ 208
Index/Currency	US$	US$
Weighted average financial charges	0	0
Maturity	2020	2020
Loan 10 [member]
Summary of loans debentures and finance leases [line items]
Description	Debentures – CRA	Debentures – CRA
Brazilian Real - denominated loans	R$ 2,037,602	R$ 2,036,647
Index/Currency	DI	DI
Weighted average financial charges	95.8	95.8
Maturity	2022 to 2023	2022 to 2023
Loan 11 [member]
Summary of loans debentures and finance leases [line items]
Description	Debentures - 6	Debentures - 6
Brazilian Real - denominated loans	R$ 1,734,113	R$ 1,752,080
Index/Currency	DI	DI
Weighted average financial charges	105.3	105.3
Maturity	2023	2023
Loan 12 [member]
Summary of loans debentures and finance leases [line items]
Description	Debentures – Ipiranga	Debentures – Ipiranga
Brazilian Real - denominated loans	R$ 1,679,036	R$ 1,868,612
Index/Currency	DI	DI
Weighted average financial charges	105.0	105.0
Maturity	2021 to 2022	2021 to 2022
Loan 13 [member]
Summary of loans debentures and finance leases [line items]
Description	Notes - Ultrapar	Notes - Ultrapar
Brazilian Real - denominated loans	R$ 1,038,499	R$ 0
Index/Currency	R$ + DI	R$ + DI
Weighted average financial charges	3.1	3.1
Maturity	2021	2021
Loan 14 [member]
Summary of loans debentures and finance leases [line items]
Description	Debentures – CRA	Debentures – CRA
Brazilian Real - denominated loans	R$ 1,000,824	R$ 941,614
Index/Currency	IPCA	IPCA
Weighted average financial charges	4.6	4.6
Maturity	2024 to 2025	2024 to 2025
Loan 15 [member]
Summary of loans debentures and finance leases [line items]
Description	Banco do Brasil	Banco do Brasil
Brazilian Real - denominated loans	R$ 407,420	R$ 611,276
Index/Currency	DI	DI
Weighted average financial charges	110.9	110.9
Maturity	2021 to 2022	2021 to 2022
Loan 16 [member]
Summary of loans debentures and finance leases [line items]
Description	Bank Credit Bill	Bank Credit Bill
Brazilian Real - denominated loans	R$ 50,692	R$ 0
Index/Currency	R$ + DI	R$ + DI
Weighted average financial charges	3.5	3.5
Maturity	2021	2021
Loan 17 [member]
Summary of loans debentures and finance leases [line items]
Description	Debentures – Tequimar	Debentures – Tequimar
Brazilian Real - denominated loans	R$ 92,541	R$ 89,278
Index/Currency	R$	R$
Weighted average financial charges	6.5	6.5
Maturity	2024	2024
Loan 18 [member]
Summary of loans debentures and finance leases [line items]
Description	FINEP	FINEP
Brazilian Real - denominated loans	R$ 29,803	R$ 41,345
Index/Currency	TJLP	TJLP
Weighted average financial charges	1.6	1.6
Maturity	2020 to 2023	2020 to 2023
Loan 19 [member]
Summary of loans debentures and finance leases [line items]
Description	BNDES	BNDES
Brazilian Real - denominated loans	R$ 0	R$ 62,578
Index/Currency	TJLP	TJLP
Weighted average financial charges	0	0
Maturity	2021	2021
Loan 20 [member]
Summary of loans debentures and finance leases [line items]
Description	Banco do Nordeste do Brasil	Banco do Nordeste do Brasil
Brazilian Real - denominated loans	R$ 0	R$ 10,039
Index/Currency	R$	R$
Weighted average financial charges	0	0
Maturity	2021	2021
Loan 21 [member]
Summary of loans debentures and finance leases [line items]
Description	FINEP	FINEP
Brazilian Real - denominated loans	R$ 0	R$ 12,820
Index/Currency	R$	R$
Weighted average financial charges	0	0
Maturity	2020 to 2021	2020 to 2021
Loan 22 [member]
Summary of loans debentures and finance leases [line items]
Description	BNDES	BNDES
Brazilian Real - denominated loans	R$ 0	R$ 30,392
Index/Currency	SELIC	SELIC
Weighted average financial charges	0	0
Maturity	2020	2020
Loan 23 [member]
Summary of loans debentures and finance leases [line items]
Description	BNDES	BNDES
Brazilian Real - denominated loans	R$ 0	R$ 3,913
Index/Currency	R$	R$
Weighted average financial charges	0	0
Maturity	2020 to 2022	2020 to 2022
Loan 24 [member]
Summary of loans debentures and finance leases [line items]
Description	FINAME	FINAME
Brazilian Real - denominated loans	R$ 0	R$ 22
Index/Currency	TJLP	TJLP
Weighted average financial charges	0	0
Maturity	2020 to 2022	2020 to 2022